Shareholder Report, Average Annual Return (Details) 191746_Vest 2 Year Interest Rate Hedge ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Vest 2 Year Interest Rate Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vest 2 Year Interest Rate Hedge ETF NAV
Average Annual Return, Percent	6.21%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.84%
ICE U.S. Treasury 1-3 Year Bond Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 1-3 Year Bond Total Return Index
Average Annual Return, Percent	3.87%	4.70%